DESCRIPTION OF THE BUSINESS (Details) - Asset Asset in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DESCRIPTION OF THE BUSINESS
Number of visual assets available	486	477